Consolidated Statement of Cash Flows - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Operating Activities
Net loss for the year	$ (26,849,013)	$ (12,145,790)
Items not affecting cash:
Depreciation and amortization	702,075	536,302
Share-based compensation expense	6,357,551	3,235,588
Interest expense accrued	13,747	11,859
Interest income	(705,097)	0
Gain on lease amendment	(11,596)	(13,052)
Gain on write-off of trade payables	(32,813)	0
Change in fair value of derivative financial liability	9,979,637	220,916
Changes in non-cash working capital	689,446	(829,674)
Cash used in operating activities	(9,856,063)	(8,983,851)
Financing Activities
Share subscription received	211,687	0
Issue of common shares, net of issuing costs	45,164,353	14,746,978
Finance lease repayments	(75,090)	(58,649)
Deferred transaction costs	0	(120,549)
Cash provided by financing activities	45,300,950	14,567,780
Investing activities
Property and equipment acquired	(4,809,782)	(1,440,659)
Interest income	705,097	0
Cash used by investing activities	(4,104,685)	(1,440,659)
Change in cash during the year	31,340,202	4,143,270
Cash and cash equivalents, start of year	6,957,846	2,814,576
Cash and cash equivalents, end of year	38,298,048	6,957,846
Supplementary disclosure of non-cash activities:
Property and equipment additions in accounts payable at year-end	110,433	33,885
Deferred transaction costs in accounts payable at year-end	0	82,580
Deferred transaction costs reclassified to share capital	137,051	0
New right of use asset and related lease liability recognised at start of lease	$ 472,214	$ 161,949